Derivatives	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

As discussed under “Derivatives” in Note A — “Accounting Policies” to the financial statements, GALIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting   The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2015		December 31, 2014		December 31, 2013
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$108	$—	$96	$—	$77	$—
Public company warrants	Equity securities	—	—	10	—	9	—
Interest rate swaptions	Other assets	—	—	—	—	2	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	1,198	—	1,160	—	804
Equity index call options	Equity options - fixed indexed annuities	122	—	322	—	272	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	9	—	13	—	10
		$230	$1,207	$428	$1,173	$360	$814

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. GALIC records the entire change in the fair value of these securities in earnings. These investments are part of GALIC’s overall investment strategy and represent a small component of GALIC’s overall investment portfolio.

Warrants to purchase shares of publicly traded companies, which represent a small component of GALIC’s overall investment portfolio, are considered to be derivatives that must be marked to market through earnings.

GALIC has $200 million notional amount of pay-fixed interest rate swaptions (options to enter into pay-fixed/receive floating interest rate swaps at future dates expiring in 2015) outstanding at both September 30, 2015 (unaudited) and December 31, 2014, which are used to mitigate interest rate risk in its annuity operations. GALIC paid $4 million to purchase these swaptions, which represents its maximum potential economic loss over the life of the contracts.

GALIC’s fixed-indexed annuities, which represented approximately 60% of annuity benefits accumulated at September 30, 2015 (unaudited), provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. GALIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. GALIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by GALIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

As discussed under “Reinsurance” in Note A to the financial statements, certain reinsurance contracts are considered to contain embedded derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended
		September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2015	2014	2014	2013	2012
		(unaudited)	(unaudited)
MBS with embedded derivatives	Realized gains on securities	$(1)	$4	$4	$(5)	$3
Public company warrants	Realized gains on securities	—	(1)	—	2	—
Interest rate swaptions	Realized gains on securities	—	(2)	(2)	1	(4)
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	99	(153)	(182)	(182)	(57)
Equity index call options	Annuity benefits	(144)	112	181	210	66
Reinsurance contracts (embedded derivative)	Net investment income	4	(2)	(3)	7	(6)
		$(42)	$(42)	$(2)	$33	$2

(*)
The change in fair value of the embedded derivative includes gains related to unlocking of actuarial assumptions of $58 million, $2 million and $36 million in the years ended December 31, 2014, 2013 and 2012, respectively.

Derivatives Designated and Qualifying as Cash Flow Hedges   In the second quarter of 2015, GALIC entered into two interest rate swaps (a five-year, $195 million notional amount swap and a fifteen-year, $132 million notional amount swap) under which GALIC receives fixed-rate interest payments in exchange for variable interest payments based on three-month LIBOR (unaudited). In the third quarter of 2014, GALIC entered into a five-year $431 million notional amount interest rate swap under which GALIC receives fixed-rate interest payments in exchange for variable interest payments based on one-month LIBOR. The purpose of each of these swaps is to effectively convert a portion of GALIC’s floating rate fixed maturity securities to fixed rates by offsetting the variability in cash flows attributable to changes in LIBOR.

The notional amounts amortize down over each swap’s respective life in anticipation of an expected decline in GALIC’s portfolio of fixed maturity securities with floating interest rates based on LIBOR ($644 million and $401 million total notional amounts at September 30, 2015 (unaudited) and December 31, 2014, respectively). The fair value of the effective portion of the interest rate swaps, which were all in an asset position and included in other assets, was $8 million and less than $1 million at September 30, 2015 (unaudited) and December 31, 2014, respectively. The net unrealized gain or loss on cash flow hedges is included in AOCI, net of DPAC and tax. During both the first nine months of 2015 (unaudited) and the year ended December 31, 2014, $2 million was reclassified from AOCI to net investment income. There was no ineffectiveness recorded in Net Earnings during these periods.